Listing Expenses (Details) - Schedule of listing expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Listing Expenses (Details) - Schedule of listing expenses [Line Items]
Listing expenses		$ 101,773,877
IFRS 2 listing expense [Member]
Listing Expenses (Details) - Schedule of listing expenses [Line Items]
Listing expenses		98,622,019
Other listing expenses [Member]
Listing Expenses (Details) - Schedule of listing expenses [Line Items]
Listing expenses		$ 3,151,858